Basis for the presentation of the consolidated financial statements and applicable accounting standard - Additional Information (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Significant Accounting Policies [line items]
Significant Influence About Associates	between 20 and 50 percent
Useful Lives of Buildings	as informed in the technical appraisal corresponding to each one
Useful Lives of Furniture and facilities	10 years
Useful Lives of Equipment	3-5 years
Useful Lives of Automobiles	5 years
Useful Lives of Information Systems	5 years
Proportion of voting rights held in subsidiary	50.00%
Proportion of ownership interest in subsidiary	50.00%
Settlement of Termination Benefit	12 months
Expected rate of increases in economic inflation	100.00%
Change in Business Model [Member]
Disclosure Of Significant Accounting Policies [line items]
CPI	94.79%	50.94%	36.14%
Default Amendment Change In Accounting Estimate [Member]
Disclosure Of Significant Accounting Policies [line items]
Increase (decrease) in accounting estimate	$ 1,564,189
Defaulted Exposure [Member]
Disclosure Of Significant Accounting Policies [line items]
Total Risk	40.00%
Watch List Exposure [Member]
Disclosure Of Significant Accounting Policies [line items]
Total Risk	20.00%